Leases - Changes in Right-of-Use Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	$ 1,051.4
Additions	133.1
Disposals	(9.9)
Depreciation(1)	(178.7)
Acquisitions of subsidiaries (note 23)	20.6
Assets held for sale (note 23)	(22.9)
Foreign exchange effect and other	27.0
Balance - December 31 (note 13)	1,020.6
Insurance and reinsurance companies
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	418.9
Additions	59.9
Disposals	(8.3)
Depreciation(1)	(69.3)
Acquisitions of subsidiaries (note 23)	4.4
Assets held for sale (note 23)	(22.9)
Foreign exchange effect and other	2.7
Balance - December 31 (note 13)	385.4
Non-insurance companies
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	632.5
Additions	73.2
Disposals	(1.6)
Depreciation(1)	(109.4)
Acquisitions of subsidiaries (note 23)	16.2
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	24.3
Balance - December 31 (note 13)	$ 635.2